Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
As of December 31, 2022 and 2021 other current assets consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Materials and supplies	$4,164	$2,900
Prepaid assets	2,833	1,503
Other	4,160	1,376
	$11,157	$5,779